Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 165,609	$ 25,650	¥ 257,018
Targeted Marketing
Disaggregation Of Revenue [Line Items]
Total revenues	0	0	141,282
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	113,608	17,596	77,216
Vertical Applications
Disaggregation Of Revenue [Line Items]
Total revenues	52,001	8,054	38,520
Total SAAS Businesses
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 165,609	$ 25,650	¥ 115,736